Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Net Debt to Equity Ratio

The net debt to equity ratio of the year is as follows:

	12.31.2017	12.31.2016
Debt (i)	4,363,879,243	4,339,028,360
Cash and cash equivalents	3,179,687,713	803,285,795
Net debt	1,184,191,530	3,535,742,565
Equity (ii)	4,415,794,158	1,130,511,577
Net debt to equity ratio	0.27	3.13

(i)	Debt is defined as current and non-current borrowings, as described in note 25.
(ii)	Equity includes all reserves and capital of the Group which are managed as capital.

Summary of Financial Instruments

Categories of financial instruments

	12.31.2017	12.31.2016
Financial assets
Cash and banks	188,774,700	233,844,913
Fair value through profit or loss	1,734,518,063	541,722,654
Held to maturity investments	1,256,394,950	27,718,228
Loans and receivables	1,305,227,521	926,540,358

	12.31.2017	12.31.2016
Financial liabilities
Amortized cost	7,959,722,044	7,310,962,385

Summary of Monetary Assets and Liabilities Denominated in Foreign Currency

The amounts of monetary assets and liabilities denominated in foreign currency at the end of the reported year are as follows:

	12.31.2017	12.31.2016
Liabilities
US Dollars	2,155,076,310	3,602,828,793
Guarani	1,577,012,129	272,717,762
Euro	202,586,489	235,771,525
Real	14,488	12,359

Assets
US Dollars	1,068,483,893	321,575,956
Guarani	330,166,837	325,933,382
Euro	6,354,120	17,781,524
Real	60,615	12,978

Disclosure of Foreign Currency Sensitivity Analysis

	US Dollar effect	Guaraní effect
	(in thousands of pesos)	(in thousands of pesos)
	12.31.2017	12.31.2017
Loss for the year	271,648
Decrease in net equity	271,648	283,931

Summary of Interest Rate Risk Management

	12.31.2017	12.31.2016
Financial assets
Held to maturity investments (1)	1,256,394,950	27,718,228
Fair value through profit or loss (2)	1,734,518,063	541,722,654
Loans (3)	—	124,767,892
Financial liabilities
Amortized cost (4)	4,363,879,243	4,339,028,360

(1)	Short-term loan receivables fixed rate.
(2)	Short-term loan receivables floating rate.
(3)	Correspond to loans granted to the Parent company at a fixed rate in US dollars.
(4)	Includes borrowings as detailed in Note 25.

Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods

The contractual maturity is based on the earliest date on which the Group may be required to pay.

	Weighted average effective interest rate	Less than 1month	1-3 months	3 months to 1 year	1-3 years	3-6 years	Total
	%
31 December 2017
Borrowings	23.3%	381,820,796	266,196,448	1,367,997,486	2,225,112,937	910,660,113	5,151,787,780

		381,820,796	266,196,448	1,367,997,486	2,225,112,937	910,660,113	5,151,787,780

	Weighted average effective interest rate	Less than 1month	1-3 months	3 months to 1 year	1-3 years	3-6 years	Total
	%
31 December 2016
Borrowings	21.7	264,378,805	423,283,132	1,678,381,825	2,332,273,362	130,762,023	4,829,079,147

		264,378,805	423,283,132	1,678,381,825	2,332,273,362	130,762,023	4,829,079,147

Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis

Financial assets/	Fair value as at		Fair value	Valuation technique(s)
financial liabilities	12.31.2017	12.31.2016	hierarchy	and key input(s)
1)Investments in Mutual funds	1,734,518,063	569,440,882	Level 1	Quoted bid prices in an active market

Loma Negra C.I.A.S.A. [member]
Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods

	Weighted average effective interest rate	Less than 1month	1-3 months	3 months to 1 year	1-3 years	3-5 years	Total
	%
31 December 2017
Borrowings	23.8	89,813,137	145,807,915	1,127,382,816	1,197,749,276		2,560,753,144

		89,813,137	145,807,915	1,127,382,816	1,197,749,276		2,560,753,144

	Weighted average effective interest rate	Less than 1month	1-3 months	3 months to 1 year	1-3 years	3-5 years	Total
	%
31 December 2016
Borrowings	21.7	111,702,060	38,711,312	1,441,791,071	1,240,238,670	—	2,832,443,113

		111,702,060	38,711,312	1,441,791,071	1,240,238,670	—	2,832,443,113